Group structure - Summary of the net assets acquired, the goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Contingent consideration	R$ 743,443	R$ 462,000
Purchase consideration transferred		125,774
Analysis of cash flows on acquisition
Payable in installments		(21,487)
Contingent consideration		(39,032)
Acquisition of subsidiaries, net of cash acquired	40,857	62,443	R$ 0
Total
Assets
Cash		2,809
Other assets		506
Intangible assets		15,856
Total assets acquired as of acquisition date		19,171
Liabilities
Other liabilities		(7,879)
Total identifiable net assets at fair value		11,292
Goodwill arising on acquisition		75,450
Contingent consideration		39,032
Purchase consideration transferred		125,774
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary		(2,809)
Payable in installments		(20,636)
Contingent consideration		(39,032)
Acquisition of subsidiaries, net of cash acquired		63,297
Goodwill arising on acquisition, previously disclosed		100,923
Contingent consideration, previously disclosed		14,183
Additional recognition, goodwill		2,233
Additional recognition, contingent consideration		24,849
Total | 2020
Analysis of cash flows on acquisition
Acquisition of subsidiaries, net of cash acquired		62,443
Total | 2021
Analysis of cash flows on acquisition
Acquisition of subsidiaries, net of cash acquired	R$ 854
Fliper
Assets
Cash		617
Other assets		0
Intangible assets		2,869
Total assets acquired as of acquisition date		3,486
Liabilities
Other liabilities		(6,159)
Total identifiable net assets at fair value		(2,673)
Goodwill arising on acquisition		39,832
Contingent consideration		30,300
Purchase consideration transferred		67,459
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary		(617)
Payable in installments		0
Contingent consideration		(30,300)
Acquisition of subsidiaries, net of cash acquired		36,542
Antecipa
Assets
Cash		1,917
Other assets		95
Intangible assets		10,037
Total assets acquired as of acquisition date		12,049
Liabilities
Other liabilities		(198)
Total identifiable net assets at fair value		11,851
Goodwill arising on acquisition		20,732
Contingent consideration		8,732
Purchase consideration transferred		41,315
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary		(1,917)
Payable in installments		(14,636)
Contingent consideration		(8,732)
Acquisition of subsidiaries, net of cash acquired		16,030
DM10
Assets
Cash		275
Other assets		411
Intangible assets		2,950
Total assets acquired as of acquisition date		3,636
Liabilities
Other liabilities		(1,522)
Total identifiable net assets at fair value		2,114
Goodwill arising on acquisition		14,886
Contingent consideration		0
Purchase consideration transferred		17,000
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary		(275)
Payable in installments		(6,000)
Contingent consideration		0
Acquisition of subsidiaries, net of cash acquired		R$ 10,725